Marketable securities, Measured at FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Fair value [Abstract]
Revaluation adjustment	$ (34)	$ (3)	$ (155)	$ (31)
FVOCI [Member]
Fair value [Abstract]
Opening balance			34,457
Accrued interest			722
Interest received			(301)
Redemptions and disposals of marketable securities			(29,222)
Revaluation adjustment			(155)
Closing balance	$ 5,501		$ 5,501